CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue
Service revenue	$ 1,477,296	$ 1,416,432	$ 4,647,242	$ 4,257,662	$ 5,872,767	$ 4,136,297
Product sales					0	67,624
Service costs	1,046,413	973,234	3,077,540	2,812,921	3,794,196	3,496,294
Net revenues					5,872,767	4,203,921
Product costs					0	22,277
Gross profit	430,883	443,198	1,569,702	1,444,741	2,078,571	685,350
Operating expenses
Selling, general and administrative expenses	931,874	780,883	2,365,025	2,287,345	3,008,496	2,984,198
Change in contingent consideration	0	0	0	(30,757)	(30,757)	0
Total operating expenses	931,874	780,883	2,365,025	2,256,588	2,977,739	2,984,198
Loss from operations	(500,991)	(337,685)	(795,323)	(811,847)	(899,168)	(2,298,848)
Other expenses
Interest expense	1,047	(18,891)	(57,750)	(51,331)	(81,057)	(94,773)
Other expense	1,047	(18,891)	(57,750)	(51,331)	(81,057)	(94,773)
Net loss before income tax	(499,944)	(356,576)	(853,073)	(863,178)	(980,225)	(2,393,621)
Income tax expense	0	0	0	0	0
Net loss	$ (499,944)	$ (356,576)	$ (853,073)	$ (863,178)	$ (980,225)	$ (2,393,621)
Basic and diluted loss per share	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.02)	$ (0.06)
Weighted average shares outstanding	41,249,783	41,138,672	41,249,783	40,944,171	41,014,810	38,365,165